Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 47,644	$ 47,550	$ 47,495
Accumulated Amortization	27,658	20,543	11,063
Total	19,986	27,007	36,432
Strategic Pipeline Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	46,885	46,885	46,885
Accumulated Amortization	27,349	20,317	10,940
Total	19,536	26,568	35,945
Assembled Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	500	500	500
Accumulated Amortization	292	216	117
Total	208	284	383
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	259	165	110
Accumulated Amortization	17	10	6
Total	$ 242	$ 155	$ 104